Reinsurance and Retrocessional Reinsurance - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Insurance [Abstract]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,154.8	$ 1,108.6	$ 1,019.7	$ 976.1
Reinsurance recoverable for paid claims and claims adjustments	149.7	182.7
Reinsurance recoverables on paid losses, allowance	0.0	0.0
Reinsurance recoverables on unpaid losses, allowance	$ 1.3	$ 1.3